787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

May 28, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Credit Suisse Trust
(Securities Act File No. 33-58125; Investment Company Act File No. 811-07261)

Ladies and Gentlemen:

On behalf of the International Equity Flex III Portfolio (the “Portfolio”), a series of Credit Suisse Trust, we hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended (“1934 Act”), and the Investment Company Act of 1940, the preliminary proxy statement, notice to shareholders and form of proxy card relating to a special meeting of the Portfolio’s shareholders.

The proxy relates to a proposal to approve a new Investment Advisory Agreement for the Portfolio.

Please be advised, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, that we propose to prepare definitive materials and mail those materials to shareholders of the Fund on the earliest date practicable.  We would therefore appreciate receiving any comments of the Commission’s staff on the enclosed preliminary proxy materials as soon as possible so as to facilitate these arrangements.

If you have any questions or comments regarding the enclosed materials, please call the undersigned at (212) 728-8138.

Sincerely,

/s/ Elliot J. Gluck

Elliot J. Gluck

Enclosures

cc:	J. Kevin Gao, Esq.
Rose F. DiMartino, Esq.

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